ACQUISITION OF CARIBOO COPPER CORPORATION (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about business combination [abstract]
Disclosure of allocation of purchase price [Table Text Block]
Cash and cash equivalents	9,884
Accounts receivable and other assets	3,046
Reclamation deposits	6,262
Inventory	24,634
Property, plant and equipment and mineral properties	126,194
Accounts payable and other liabilities	(7,353)
Debt	(7,143)
Deferred tax liabilities	(16,955)
Provision for environmental rehabilitation	(20,027)
Total fair value of net assets acquired	118,542
Cash and cash equivalents	5,122
Accounts receivable and other asset	21,302
Inventory	172,440
Property, plant and equipment and mineral properties	801,700
Accounts payable and other liabilities	(50,192)
Debt	(50,002)
Provision for environmental rehabilitation	(140,190)
Total fair value of net assets	760,180
	Preliminary Purchase		Final Purchase
	Price Allocation	Adjustment	Price Allocation
Cash and cash equivalents	13,467	-	13,467
Accounts receivable and other assets	1,525	-	1,525
Reclamation deposits	6,262	-	6,262
Inventory	15,860	-	15,860
Property, plant and equipment	72,304	43,275	115,579
Deferred tax asset	5,594	2,937	8,531
Accounts payable and other liabilities	(8,535)	-	(8,535)
Debt	(9,144)	-	(9,144)
Provision for environmental rehabilitation	(17,936)	-	(17,936)
Total fair value of net assets acquired	79,397	46,212	125,609

Disclosure of outstanding consideration payable [Table Text Block]
Fair value of the Purchase Consideration payable as at Acquisition Date	71,116
Consideration paid in the year	(5,000)
Accretion on consideration payable	7,543
Current and Long term Cariboo consideration payable	73,659
Fixed consideration payable	35,846
Contingent performance payments payable	36,363
Total Cariboo consideration payable	72,209
Less current portion:
Fixed consideration payable	9,915
Contingent performance payments payable	6,532
Long-term portion of Cariboo consideration payable	55,762

Disclosure of detailed information about unaudited pro forma results [Table Text Block]
	Year ended December 31,
Pro forma information	2024	2023
Revenue	623,509	631,675
Net (loss) income	(11,547)	105,324

Disclosure of detailed information in purchase consideration [Table Text Block]
Fixed instalments payable	51,387
Contingent performance payments payable	28,010
Total fair value of consideration payable	79,397